WARRANTS AND DERIVATIVE LIABILITY (Details) - Stock option [Member] - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Number of Options
Outstanding, Beginning Balance	8,480,000
Granted		8,480,000
Exercised
Forfeited
Expired
Outstanding, Ending Balance	8,480,000	8,480,000
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price, Beginning Balance	$ 0.165
Granted		0.165
Exercised
Forfeited
Expired
Weighted Average Exercise Price, Ending Balance	$ 0.165	$ 0.165